                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                November 7, 1997

Fellow Partner:

     Our Fund earned $2.48 per share of net investment income in the nine months ended September 30, 1997, as compared to $2.50 per share in the same period of 1996. Long-term capital gains realized in 1997 amount to $.53 per share.

     After providing for the $.65 per share distribution to partners of record on September 30, 1997, the net asset value per partnership share, as shown in the enclosed report, was $295.71, a new high quarter-end value.

     Since our last report, 269,838 shares of Intel Corp., 30,216 shares of Schlumberger, Ltd. and 62,000 shares of SmithKline Beecham plc were added to our portfolio as a result of stock splits.

     When you receive this report you will have already received the Notice of Annual Meeting of Partners and the related Proxy Statement. The meeting, scheduled for December 18, 1997, is being held, in part, to approve changes to our Partnership Agreement to accommodate the Fund's forthcoming change to corporate status (for tax purposes only) described in my letter of February 14, 1997. Another copy of that letter is enclosed for your information.

     Your questions or comments concerning Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           /s/ ROBERT R. FORTUNE

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The third quarter began strongly, but U.S. equity markets reached their recent peaks in August with higher trading volatility since then. For the quarter the market advanced 7.61%. Large capitalization issues were eclipsed by gains for small and mid cap issues, with growth issues outperforming value issues for those size categories.

     The market began the quarter strongly, but faltered as a succession of high profile growth companies preannounced earnings disappointments. Weak economic news in Japan and a currency crisis in Southeast Asia further fueled market jitters. The average money manager has matched the market for the year-to-date, returning 29% on a total return basis. The Dow Jones outperformed the broader market in the third quarter, rising 7.0% versus the S&P 500's 3.6%. Chestnut Street Exchange Fund returned 4.8% for the quarter.

                            COMPARATIVE PERFORMANCE

                                                                         NINE MONTHS ENDED
                                                                        -------------------
                                                                        9/30/97     9/30/96
                                                                        -------     -------
     Chestnut Street Exchange Fund....................................  21.7%       15.5%
     Dow Jones Industrial Average.....................................  23.2%       15.0%
     Standard & Poor's 500 Index......................................  27.9%       11.6%

     In the third quarter, both small and mid capitalization stocks outperformed large capitalization stocks, with the smaller stocks performing the best. For the year-to-date, large stocks have outperformed both smaller and mid cap stocks, though the gap has narrowed from the end of the second quarter.

     Within the various investing styles, growth stocks outperformed the broader market in the third quarter in small and mid capitalization stocks, with the Russell 2000 Growth returning 16.92% and the Russell Midcap Growth returning 13.99% for the quarter versus the 14.88% and 13.28% for their respective overall indices. Among large capitalization stocks growth stocks lagged, returning 7.52% for the Russell 1000 Growth versus 7.61% for the S&P 500. Value stocks lagged growth in the small and mid capitalization stocks, while they provided the best return among large capitalization stocks.

     Chestnut Street Exchange Fund's overweight in technology helped performance, since technology was the best performing sector in the quarter and the year-to-date. Also, the Fund's underweights in retail and staples, in the weak consumer noncyclical sector in the quarter, helped performance. However, the Fund's performance was hurt by its overweight in healthcare, one of the weaker sectors in the quarter -- although among the strongest sectors year-to-date -- and by its underweights in telecom and energy, two of the stronger sectors in the quarter. For the year to date the Fund's performance has also been hurt by its overweight in basics, the second worst performing sector for the year-to-date.

     Corporate profits are on track for 10% growth in the third quarter and are forecast to rise 10% for the entire year. Strong inflows into mutual funds have supported the market's advance. Nevertheless, the market's current valuation is high, suggesting caution. The Fund's diversification should mitigate some of this risk.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                               SEPTEMBER 30, 1997

                                  (UNAUDITED)

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS--98.5%
             AUTO & AUTO PARTS--0.5 %
     61,948  Genuine Parts Company.....    $   1,908,772
                                            ------------
             BANKS--9.3 %
     24,952  Barnett Banks, Inc. ......        1,765,354
     60,000  CoreStates Financial Corp.        3,971,250
     30,757  First Chicago NBD
               Corp. ..................        2,314,464
     40,000  Morgan (J.P.) & Co.,
               Inc. ...................        4,545,000
    178,656  NationsBank Corp. ........       11,054,340
    157,266  Norwest Corp. ............        9,632,543
                                            ------------
                                              33,282,951
                                            ------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--1.7 %
     45,130  Armstrong World
               Industries, Inc. .......        3,026,531
     52,117  Weyerhaeuser Company......        3,094,447
                                            ------------
                                               6,120,978
                                            ------------
             BUSINESS PRODUCTS &
               SERVICES--3.9 %
    16,882*  ACNielsen Corporation.....          405,168
     50,647  Cognizant Corporation.....        2,063,865
     50,647  Dun & Bradstreet
               Corporation.............        1,437,109
     68,416  Harland (John H.) Co. ....        1,577,844
     52,000  Minnesota Mining &
               Manufacturing Company...        4,810,000
    49,500*  HFS, Inc. ................        3,684,656
                                            ------------
                                              13,978,642
                                            ------------
             CAPITAL GOODS--0.0 %
      4,800  Newport News Shipbuilding,
               Inc. ...................          113,100
                                            ------------
             CHEMICALS--4.8 %
     96,700  Air Products & Chemicals,
               Inc. ...................        8,020,056
     52,100  BetzDearborn, Inc. .......        3,562,338
    208,000  Cabot Corporation.........        5,603,000
                                            ------------
                                              17,185,394
                                            ------------
             CONSUMER NON-DURABLES &
               SERVICES--4.9 %
    283,411  Coca-Cola (The) Company...       17,270,358
                                            ------------

  NO. OF
  SHARES                                       VALUE
                                           ------------
             CONTAINERS--0.9 %
     67,148  Crown Cork & Seal Company,
               Inc. ...................    $   3,097,202
                                           -------------
             DIVERSIFIED
               COMPANIES--1.6%
    157,190  Ikon Office Solutions,
               Inc. ...................        4,018,169
     78,595  Unisource Worldwide,
               Inc. ...................        1,493,305
                                            ------------
                                               5,511,474
                                            ------------
             DRUGS & MEDICAL--16.8 %
    121,964  Abbott Laboratories,
               Inc. ...................        7,798,073
      7,835  Allegiance Corp. .........          242,885
     39,177  Baxter International,
               Inc. ...................        2,046,998
    403,668  Johnson & Johnson,
               Inc. ...................       23,261,369
    203,995  Merck & Company, Inc. ....       20,386,750
    124,000  SmithKline Beecham p.l.c.
               ADR.....................        6,060,500
                                            ------------
                                              59,796,575
                                            ------------
             ELECTRICAL
               EQUIPMENT--5.7 %
    203,134  Emerson Electric Company...      11,705,597
    128,000  General Electric Company...       8,712,000
                                            ------------
                                              20,417,597
                                            ------------
             ELECTRONICS--22.0 %
    105,538  AMP, Inc. ................        5,652,879
     44,596  Hewlett-Packard Company...        3,102,209
     5,200*  Imation Co. ..............          138,775
    539,676  Intel Corp. ..............       49,818,841
     21,065  Lucent Technologies,
               Inc. ...................        1,714,164
    119,118  Motorola, Incorporated....        8,561,606
    159,207  Raytheon Company..........        9,413,114
                                            ------------
                                              78,401,588
                                            ------------
             ENTERTAINMENT--1.5 %
     68,000  Walt Disney Company.......        5,482,500
                                            ------------
             FOOD PROCESSING &
               DISTRIBUTION--3.6 %
     97,500  Hershey Foods Corp. ......        5,508,750
    174,000  Philip Morris Cos.,
               Inc. ...................        7,231,875
                                            ------------
                                              12,740,625
                                            ------------

                      STATEMENT OF NET ASSETS (CONCLUDED)

  NO. OF
  SHARES                                       VALUE
                                           ------------
COMMON STOCKS (CONTINUED)
             INSURANCE &
               FINANCIAL--4.4 %
     44,000  Aetna, Inc. ..............    $   3,583,250
     43,930  American Express
               Company.................        3,596,769
     12,028  CIGNA Corp. ..............        2,240,215
     70,000  Federal National Mortgage
               Association.............        3,290,000
     38,784  Marsh & McLennan
               Companies, Inc. ........        2,971,824
                                            ------------
                                              15,682,058
                                            ------------
             LODGING &
               RESTAURANT--1.4 %
    101,234  McDonald's Corporation....        4,821,269
                                            ------------
             NATURAL GAS
               TRANSMISSION--0.3 %
     24,000  Tenneco, Inc. ............        1,149,000
                                            ------------
             OFFICE EQUIPMENT--0.7%
     20,942  International Business
               Machines Corporation....        2,218,543
     4,062*  NCR Corp. ................          141,916
                                            ------------
                                               2,360,459
                                            ------------
             PAPER--1.0 %
     24,819  Consolidated Papers, Inc. ...     1,377,454
     55,432  Westvaco Corp. ...........        1,999,016
                                            ------------
                                               3,376,470
                                            ------------
             PETROLEUM--3.2 %
     27,000  Atlantic Richfield Co. ...        2,306,812
     80,000  Exxon Corp. ..............        5,125,000
     40,360  Louisiana Land &
               Exploration Company.....        3,160,692
     33,877  Union Pacific Resources
               Group, Inc. ............          887,154
                                            ------------
                                              11,479,658
                                            ------------
             PETROLEUM
               EQUIPMENT &
               SERVICES--1.5%
      2,232  El Paso Natural Gas
               Co. ....................          135,176
     60,432  Schlumberger, Ltd. .......        5,087,619
                                            ------------
                                               5,222,795
                                            ------------
             POLLUTION CONTROL--1.7%
    114,556  Browning Ferris
               Industries, Inc. .......        4,360,288
     48,736  WMX Technologies, Inc. ...        1,702,714
                                            ------------
                                               6,063,002
                                            ------------

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
             RETAIL--GENERAL &
               SPECIALTY--3.2 %
    116,772  Albertson's, Inc. ........    $   4,072,424
     58,600  CVS Corp. ................        3,332,875
    16,870*  Footstar, Inc. ...........          454,436
     60,000  Penney (J.C.) Company,
               Inc. ...................        3,495,000
                                            ------------
                                              11,354,735
                                            ------------
             TELEPHONE UTILITIES--2.1%
    162,483  GTE Corp. ................        7,372,666
                                            ------------
             TRANSPORTATION--1.8 %
     39,932  Burlington Northern,
               Inc. ...................        3,858,430
     40,000  Union Pacific Corp. ......        2,505,000
                                            ------------
                                               6,363,430
                                            ------------

             Total Common Stocks
                   (Cost $52,582,774)..      350,553,298
                                            ------------
    PAR
-----------
SHORT-TERM OBLIGATIONS--1.6%
 $5,800,000  Federal Farm Credit Bank
               Discount Note,
               Commercial Paper,
               6.08435%, 10/01/97
               (Cost $5,800,000)...... .       5,800,000
                                            ------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $58,382,774).......       100.1%     356,353,298
Distributions payable......        (0.2)        (782,558)
Other assets in excess of
  other liabilities........         0.1          447,143
                                  -----     ------------
NET ASSETS (Applicable to
  1,203,936 partnership
  shares outstanding)......       100.0%    $356,017,883
                                  =====     ============
NET ASSET VALUE PER
  SHARE....................                 $     295.71
                                            ============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,152,511 shares).......                 $340,811,078
Managing general partners
  (5,292 shares)........... $ 1,564,817
Non-managing general
  partner (46,133
  shares)..................  13,641,988       15,206,805
                            -----------     ------------
Total net assets
  (1,203,936 shares).......                 $356,017,883
                                            ============

* Non-Income Producing

Values for securities listed on a securities exchange are based upon the last reported sales price on September 30, 1997. Securities not so listed or not traded on that date are valued at the latest bid price.

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
================================================================================

                          MANAGING GENERAL PARTNERS

                              Robert R. Fortune
                              G. Willing Pepper
                              Langhorne B. Smith
                           David R. Wilmerding, Jr.

                             INVESTMENT ADVISERS

                        PNC Bank, National Association
                                     and
                              PNC Institutional
                            Management Corporation
                             400 Bellevue Parkway
                          Wilmington, Delaware 19809

                                TRANSFER AGENT

                                  PFPC Inc.
                                P.O. Box 8950
                          Wilmington, Delaware 19899
                                (800) 852-4750
                          (302) 791-1043 (Delaware)

================================================================================



================================================================================

                     [CHESTNUT STREET EXCHANGE FUND LOGO]

                             Third Quarter Report

                              September 30, 1997

                           Chestnut Street Exchange

                                     Fund
                             400 Bellevue Parkway
                                  Suite 100
                          Wilmington, Delaware 19809
                                (302) 792-2555
                          Edward J. Roach, Treasurer

================================================================================